August 26, 2005

Supplement

SUPPLEMENT DATED AUGUST 26, 2005 TO THE PROSPECTUSES OF

Morgan Stanley California Tax-Free Income Fund, dated April 29, 2005
Morgan Stanley New York Tax-Free Income Fund, dated April 29, 2005
Morgan Stanley Tax-Exempt Securities Trust, dated April 29, 2005

With respect to Morgan Stanley California Tax-Free Income Fund:

The second paragraph of the section of the Prospectus titled "Fund Management" is hereby replaced by the following:

The Fund is managed within the Investment Adviser's Municipal Fixed Income team. Current members of the team responsible for the day-to-day management of the Fund include Joseph R. Arcieri, an Executive Director of the Investment Adviser, James F. Willison, a Managing Director of the Investment Adviser, Joseph A. Piraro, a Vice President of the Investment Adviser and Robert J. Stryker, a Vice President of the Investment Adviser. Mr. Arcieri has worked for the Investment Adviser since 1986 and began managing the Fund in 1997. Mr. Willison has worked for the Investment Adviser since 1980 and managed the Fund from its inception in 1984 through September 2001 and again began managing the Fund in July 2005. Mr. Piraro has worked for the Investment Adviser since 1992 and began managing the Fund in September 2001. Prior to September 2001, Mr. Piraro worked as a portfolio manager for the Investment Adviser. Mr. Stryker has worked for the Investment Adviser since 1994 and joined the team managing the Fund in July 2005. Prior to July 2005, Mr. Stryker worked as a municipal credit analyst and portfolio manager for the Investment Adviser. Members of the portfolio management team are actively engaged in all facets of the investment decision-making process. Duration, yield curve positioning, sector weightings and individual security purchases and sales constitute some of the activities where team members provide input into the Fund's day-to-day asset management process.

With respect to Morgan Stanley New York Tax-Free Income Fund:

The second paragraph of the section of the Prospectus titled "Fund Management" is hereby replaced by the following:

The Fund is managed within the Investment Adviser's Municipal Fixed-Income team. Current members of the team responsible for the day-to-day management of the Fund include Joseph R. Arcieri, an Executive Director of the Investment Adviser, James F. Willison, a Managing Director of the Investment Adviser, Dennis S. Pietrzak, an Executive Director of the Investment Adviser and Robert J. Stryker, a Vice President of the Investment Adviser. Mr. Arcieri has worked for the Investment Adviser since 1986 and began managing the Fund in 1997. Mr. Willison has worked for the Investment Adviser since 1980 and managed the Fund from its inception in 1985 through September 2001 and again began managing the Fund in July 2005. Mr. Pietrzak has worked for the Investment Adviser since 1995 and began managing the Fund in October 2001. Prior to October 2001, Mr. Pietrzak worked as a portfolio manager for the Investment Adviser. Mr. Stryker has worked for the Investment Adviser since 1994 and joined the team managing the Fund in July 2005. Prior to July 2005, Mr. Stryker worked as a municipal credit analyst and portfolio manager for the Investment Adviser. Members of the portfolio management team are actively engaged in all facets of the investment decision-making process. Duration, yield curve positioning, sector weightings and individual security purchases and sales constitute some of the activities where team members provide input into the Fund's day-to-day asset management process.

With respect to Morgan Stanley Tax-Exempt Securities Trust:

The second paragraph of the section of the Prospectus titled "Fund Management" is hereby replaced by the following:

The Fund is managed within the Investment Adviser's Municipal Fixed-Income team. Current members of the team responsible for the day-to-day management of the Fund include James F. Willison, a Managing Director of the Adviser, Joseph R. Arcieri, an Executive Director of the Investment Adviser, and Robert W. Wimmel and Robert J. Stryker, Vice Presidents of the Investment Adviser. Mr. Willison has worked for the Investment Adviser since 1980 and began managing the Fund at its inception in 1980. Mr. Arcieri has worked for the Investment Adviser since 1986 and began managing the Fund in 1997. Mr. Wimmel has worked for the Investment Adviser since 1996 and began managing the Fund in October 2001. Prior to October 2001, Mr. Wimmel worked in an investment management capacity for the Investment Adviser. Mr. Stryker has worked for the Investment Adviser since 1994 and joined the team managing the Fund in July 2005. Prior to July 2005, Mr. Stryker worked as a municipal credit analyst and portfolio manager for the Investment Adviser. Members of the portfolio management team are actively engaged in all facets of the investment decision-making process. Duration, yield curve positioning, sector weightings and individual security purchases and sales constitute some of the activities where team members provide input into the Fund's day-to-day asset management process.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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